Employee Benefits - Rollforward, Balance of Plan Assets (Details) - Plan assets - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Initial balance	$ 3,001	$ 2,880	$ 2,680
Actual return on trust assets	152	113	174
Foreign exchange loss (gain)		3	2
Life annuities	17	5	24
Ending balance	$ 3,170	$ 3,001	$ 2,880